Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Apr. 30, 2021
Significant Accounting Policies [Line Items]
Stock issued during period, value, new issues	$ 25,000	$ 150,000	$ 115,000	$ 297,000
Stock repurchased during period, shares (in shares)			0
Stock repurchase program, number of shares authorized to be repurchased (in shares)					375,388
Stock repurchase program, percent of stock outstanding					5.00%
Number of days individually evaluation			60 days
Directors' Stock Purchase Plan [Member]
Significant Accounting Policies [Line Items]
Stock issued during period, shares, new issues (in shares)	3,883		7,705
Stock issued during period, value, new issues	$ 106,000		$ 219,000
Employee Stock Purchase Plan [Member]
Significant Accounting Policies [Line Items]
Stock issued during period, shares, new issues (in shares)	2,506		4,906
Stock issued during period, value, new issues	$ 61,000		$ 117,000